Property and equipment, net (Schedule of Property and Equipment) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Property and equipment, net [Line Items]
Gross carrying amount	¥ 1,250,773		¥ 1,112,767
Less: accumulated depreciation	(412,023)		(269,318)
Property and equipment, net	838,750	$ 120,805	843,449
Buildings [Member]
Property and equipment, net [Line Items]
Gross carrying amount	482,333		482,387
Servers, computers and equipment [Member]
Property and equipment, net [Line Items]
Gross carrying amount	565,786		453,441
Leasehold improvements [Member]
Property and equipment, net [Line Items]
Gross carrying amount	80,812		69,929
Decoration of buildings [Member]
Property and equipment, net [Line Items]
Gross carrying amount	68,981		66,140
Furniture, fixture and office equipment [Member]
Property and equipment, net [Line Items]
Gross carrying amount	23,259		26,098
Motor vehicles [Member]
Property and equipment, net [Line Items]
Gross carrying amount	24,016		12,835
Construction in progress [Member]
Property and equipment, net [Line Items]
Gross carrying amount	¥ 5,586		¥ 1,937